Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets1 [Abstract]
Schedule of Other Assets
Following is a summary of other assets:

	December 31,
	2023	2022
Accounts receivable financial instruments	4,844	961
Prepaid expenses	2,174	1,120
Prepaid fees and commissions	451	325
Interest receivable - deposits	1,603	751
IT projects under development	1,802	425
Improvement project under development	396	—
Severance fund	2,169	2,026
Other	2,156	1,760
Total	15,595	7,368